Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit attributable to ordinary equity holders of parent
Profit attributable to ordinary equity holders of the parent from continuing operations	€ 3,331	€ 3,132	€ 2,369
Adjustment for the coupon corresponding to undated deeply subordinated securities	(540)	(374)	(348)
Tax effect	138	97	91
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	0	1	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	€ 2,929	€ 2,856	€ 2,113
Number of shares
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,126,575	5,110,188	4,909,254
Adjustment for mandatorily convertible notes (in shares)	0	0	151,265
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,126,575	5,110,188	5,060,519
Telefónica, S.A. share option plans (in shares)	663	0	2,716
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,127,238	5,110,188	5,063,235